Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Credit Suisse Commodity Return Strategy Fund | Class I
Prospectus:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Prospectus:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Prospectus:
Trading Symbol	CRSCX